LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2023
Earnings per share [abstract]
Schedule of Loss Per Share
	Year ended December 31,
	2023		2022		2021
	Weighted number of shares *)	Loss attributable to equity holders of the Company	Weighted number of shares *)	Loss attributable to equity holders of the Company	Weighted number of shares *)	Loss attributable to equity holders of the Company

Number of shares and loss	45,685,619	(23,879)	41,210,184	(26,638)	40,433,303	(27,793)

*)
To compute diluted loss per share, potential ordinary shares have not been taken into account due to their anti-dilutive effect. See Notes 19(d) and Note 19(e) for number of outstanding options and RSUs.